UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  October 31, 2013

Item 1. Reports to Stockholders.

Becker Value Equity Fund

Retail Class: BVEFX
Institutional Class: BVEIX

Annual Report
October 31, 2013

TABLE OF CONTENTS

Shareholder Letter	1
Investment Results & Returns - Retail Class	4
Investment Results & Returns - Institutional Class	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	24
Expense Example	25
Trustees and Executive Officers	27
Additional Information	31
Privacy Notice	32

Becker Value Equity Fund

December 6, 2013

Dear Shareholders,

Equity markets continued their remarkable rise from the March 2009 lows, as investors ticked one concern after the next off of the worry list.  In recent months, US housing and employment numbers have strengthened, economic activity in Europe and in China has firmed and inflation remains manageable.  Congressional squabbling has abated for the time being, while consumer and business confidence has gained momentum.  Equity markets were cheered by improving global economic news and comforted by the implicit view that government policy would be quick to respond to market downdrafts.  In the fiscal year ended October 31, 2013, the Becker Value Equity Fund institutional share class gained 34.39%, outpacing the Russell 1000 Value’s 28.29% return and the S&P 500’s 27.18%.

The stock market’s performance was strong again this year despite relatively moderate economic growth.  Five years of aggressive monetary policy, artificially low interest rates and serial rollouts of quantitative easing programs, intended to stimulate consumer spending, business investment and economic confidence, appears to have finally had the desired results; gross domestic product growth and employment figures are improving, albeit modestly, and the economy may be ready in the near future to stand on its own without the Federal Reserve’s monthly mortgage purchase assistance.  Since the March 2009 lows, corporate operating earnings have risen an impressive 105%.  However, in that same period, stocks have appreciated over 150%, a sizeable amount of that gain generated in the last year.  Stock valuations have expanded considerably in recent months as investors have become increasingly comfortable with the future economic outlook and the preservation of a low interest rate environment.

Both sector weighting and stock selection contributed positively to your Fund’s performance in the fiscal year; nearly two thirds of Fund’s outperformance of its benchmark indices was a function of individual stock picking.  Only the Fund’s technology and materials stock holdings underperformed the comparable sectors in the Fund’s primary index, the Russell 1000 Value.  Conversely, the Fund’s positions in the financial, industrial and telecommunications sectors performed well relative to its benchmark.  Our greatest disappointment was Teck Resources, a metallurgical coal company that suffered from investor concern that demand from Asia for high grade steel would decline as the Chinese

Becker Value Equity Fund

economy slowed from the torrid 9% -10% annual growth rate of past years.  The decline in Teck’s stock price triggered our sell discipline and the position was eliminated mid-year.  Southwest Air, Johnson Controls and Blackrock were several of our best performers in the Fund’s fiscal year and we took the opportunity to trim position size and redeploy profits into new positions or undervalued holdings.  Tyco International and Helmerich & Payne were eliminated as they reached our valuation targets.

We continue to focus our efforts on what we believe to be high quality, attractively valued companies with strong balance sheets that may be able to provide positive returns on invested capital in a wide range of global economic environments.  The Fund established several new positions recently which appear to possess these attributes.  One example is Direct TV, the largest satellite pay TV provider in the U.S. and in Latin America.  This company has one of the highest returns on capital in the industry, yet trades at a valuation discount to both its peers and the market.  Direct TV trades at approximately 11x 2014 estimated earnings and enjoys substantial free cash flow enabling it to aggressively buy back shares.  In fact, the company has bought back 64% of its outstanding shares since the program was established in 2006.

Financial market challenges remain as calendar year end approaches.  Congress will again have to confront the Federal debt ceiling limit next year, an event that has created uncertainty and market consternation in the past.  Stock valuations have expanded, most likely in anticipation of stronger gross domestic product (“GDP”) growth and accelerating revenue from the tepid low single digit levels of recent years.  We are concerned that investors would punish equities if growth expectations are not met, creating a reversion to the overall market valuation mean.  Given this backdrop, our investment team is more focused than ever on managing portfolio risk-adjusted returns through the selection of well-run businesses with solid, sustainable free cash flow, consistently high return on invested capital and below average valuations.

Robert N. Schaeffer	Marian Kessler
Portfolio Manager	Portfolio Manager
Becker Capital Management, Inc.	Becker Capital Management, Inc.

Becker Value Equity Fund

Mutual fund investing involves risk; Principal loss is possible.  Small and mid capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.  The Fund invests in foreign securities through ADRs which may involve political, economic and currency risks, greater volatility and differences in accounting methods.  The value of the Fund’s investments in REIT’s may change in response to changes in the real estate market.

This report is intended for shareholders and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Opinions expresses are subject to change at any time and should not be considered investment advice.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.  Past performance is no guarantee of future results.

Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.  The performance of the Index does not reflect deductions for fees, expenses, or taxes.  Index is not available for purchase.

S&P 500® Index is an unmanaged index which includes a representative sample of 500 leading companies in leading industries of the U.S. economy.  Index is not available for purchase.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures.

Return on Capital is estimated by dividing the after-tax operating income by the book value of invested capital.

Quasar Distributors, LLC, Distributor

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund-Retail Class, Russell 1000 Value Index, and the S&P 500 Index

Average Annual Returns for the period ended October 31, 2013

			Since Inception
	One Year	Five Years	(November 3, 2003)
Becker Value Equity Fund, Retail Class	34.12%	15.08%	8.94%
Russell 1000 Value Index	28.29%	14.06%	7.72%
S&P 500 Index	27.18%	15.17%	7.38%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 3, 2003, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.
The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited) (Continued)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund-Institutional Class, Russell 1000 Value Index, and the S&P 500 Index

Average Annual Returns for the period ended October 31, 2013

		Since Inception
	One Year	(September 2, 2011)
Becker Value Equity Fund, Institutional Class	34.39%	24.67%
Russell 1000 Value Index	28.29%	24.67%
S&P 500 Index	27.18%	23.16%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 2, 2011, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.
The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

SECTOR ALLOCATION at October 31, 2013 (Unaudited)

Sector Allocation	% of Net Assets

Consumer Discretionary	15.8%
Financials	14.9%
Information Technology	14.4%
Energy	13.5%
Industrials	11.6%
Health Care	10.5%
Consumer Staples	7.4%
Telecommunication	3.8%
Utilities	2.8%
Cash*	5.3%
Net Assets	100.0%

*	Represents cash and other assets in excess of liabilities.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at October 31, 2013

Shares		Value

COMMON STOCKS: 94.7%

Consumer Discretionary: 15.8%
93,410	Coach, Inc.	$4,734,019
71,500	DIRECTV*	4,468,035
95,000	Honda Motor Co.
	Ltd. - ADR	3,796,200
76,435	InterActiveCorp	4,080,865
82,370	Johnson
	Controls, Inc.	3,801,375
49,005	Kohl’s Corp.	2,783,484
195,100	Staples, Inc.	3,145,012
61,000	Time Warner, Inc.	4,193,140
53,895	Viacom, Inc. -
	Class B	4,488,914
		35,491,044
Consumer Staples: 7.4%
101,250	Archer-Daniels-
	Midland Co.	4,141,125
44,000	Bunge Ltd.	3,613,720
38,825	Molson Coors
	Brewing Co. -
	Class B	2,096,550
42,500	Walgreen Co.	2,517,700
57,740	Wal-Mart
	Stores, Inc.	4,431,545
		16,800,640
Energy: 13.5%
16,175	Chevron Corp.	1,940,353
59,920	ConocoPhillips	4,392,136
73,025	Devon Energy
	Corp.	4,616,641
34,475	Diamond Offshore
	Drilling, Inc.	2,135,037
53,335	Murphy Oil Corp.	3,217,167
59,000	National Oilwell
	Varco, Inc.	4,789,620
28,210	Phillips 66	1,817,570
67,000	Royal Dutch
	Shell PLC -
	A Shares - ADR	4,466,220
33,000	Schlumberger Ltd.	3,092,760
		30,467,504
Financials: 14.9%
78,500	Allstate Corp.	4,165,210
8,900	BlackRock, Inc.	2,677,209
48,100	The Chubb Corp.	4,429,048
21,000	Howard Hughes
	Corp.*	2,458,050
70,560	JPMorgan
	Chase & Co.	3,636,662
46,000	Marsh &
	McLennan
	Companies, Inc.	2,106,800
150,000	Morgan Stanley	4,309,500
59,300	PNC Financial
	Services Group,
	Inc.	4,360,329
48,200	State Street Corp.	3,377,374
52,500	US Bancorp#	1,961,400
		33,481,582
Health Care: 10.5%
72,600	Aetna, Inc.	4,552,020
18,500	Amgen, Inc.	2,146,000
19,280	Becton
	Dickinson & Co.	2,026,906
50,015	Covidien PLC	3,206,462
28,000	McKesson Corp.	4,377,520
90,000	Merck & Co., Inc.	4,058,100
39,015	Zimmer
	Holdings, Inc.	3,412,642
		23,779,650
Industrials: 11.6%
32,200	3M Co.	4,052,370
48,040	Emerson Electric
	Co.	3,217,239
19,820	FedEx Corp.	2,596,420
181,260	General Electric
	Co.	4,738,136
33,070	L-3
	Communications
	Holdings, Inc.	3,321,882
41,500	Raytheon Co.	3,418,355
278,000	Southwest
	Airlines Co.	4,787,160
		26,131,562

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at October 31, 2013 (Continued)

Shares		Value

COMMON STOCKS: 94.7% (Continued)

Information Technology: 14.4%
118,000	Amdocs Ltd.	$4,537,100
30,000	Cognizant
	Technology
	Solutions Corp. -
	Class A*	2,607,900
233,300	Corning, Inc.	3,987,097
58,920	Harris Corp.	3,650,683
187,000	Intel Corp.	4,568,410
138,600	Microsoft Corp.	4,899,510
130,800	NCR Corp.*	4,780,740
64,110	TE Connectivity
	Ltd.	3,301,024
		32,332,464
Telecommunication: 3.8%
128,100	AT&T, Inc.	4,637,220
107,000	Vodafone Group
	PLC - ADR	3,939,740
		8,576,960
Utilities: 2.8%
27,000	NextEra Energy,
	Inc.	2,288,250
137,145	Xcel Energy, Inc.	3,958,005
		6,246,255
TOTAL COMMON STOCKS
(Cost $154,828,758)		213,307,661

SHORT-TERM INVESTMENTS: 4.5%
10,202,935	Invesco Short
	Term Investment
	Trust Treasury
	Portfolio,
	0.02%^	10,202,935

TOTAL SHORT-TERM
INVESTMENTS
(Cost $10,202,935)		10,202,935
TOTAL INVESTMENTS
IN SECURITIES: 99.2%
(Cost $165,031,693)		223,510,596
Other Assets in Excess
of Liabilities: 0.8%		1,855,091
TOTAL NET ASSETS: 100.0%		$225,365,687

*	Non-income producing security.
^	Seven-day yield as of October 31, 2013.
#
Affiliated Security.  Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”).  The Distributor is affiliated with the Funds’ transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC.  See Note 7 of the Notes to Financial Statements.

ADR - American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Becker Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2013

ASSETS
Investments in unaffiliated securities, at value (cost $163,651,366)	$221,549,196
Investments in affiliated securities (cost $1,380,327)	1,961,400
Receivables:
Dividends and interest	159,792
Investment securities sold	3,427,041
Fund shares sold	106,263
Prepaid expenses and other assets	31,971
Total assets	227,235,663
LIABILITIES
Payables:
Fund shares redeemed	15,472
Payable for investment securities purchased	1,658,598
Investment advisory fees, net	88,386
Custody fees	5,083
Administration and accounting fees	38,560
Professional fees	20,664
Printing and mailing fees	1,887
Transfer agent fees	14,508
Chief Compliance Officer fees	3,000
Registration fees	3,599
Service fees payable	20,219
Total liabilities	1,869,976
NET ASSETS	$225,365,687
COMPONENTS OF NET ASSETS
Paid-in capital	$148,442,653
Undistributed net investment income	2,131,432
Undistributed net realized gain on investments	16,312,699
Net unrealized appreciation of investments	58,478,903
Total net assets	$225,365,687
COMPONENTS OF NET ASSET VALUE
RETAIL CLASS
Net assets	$87,048,776
Shares of beneficial interest issued and outstanding	4,656,049
Net asset value, offering and redemption price per share	$18.70
INSTITUTIONAL CLASS
Net assets	$138,316,911
Shares of beneficial interest issued and outstanding	7,383,785
Net asset value, offering and redemption price per share	$18.73

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENT OF OPERATIONS For the Year Ended October 31, 2013

INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign
withholding tax of $46,962)	$4,156,031
Dividends from affiliated securities	44,625
Interest	1,739
Total investment income	4,202,395
Expenses:
Investment advisory fees	1,012,201
Services fees - Retail class	194,009
Administration and accounting fees	143,850
Transfer agent fees	62,181
Registration fees	47,682
Professional fees	24,590
Custodian fees	18,863
Reports to Shareholders	13,467
Trustees fees	6,081
Chief Compliance Officer fees	12,493
Insurance expenses	2,604
Miscellaneous expenses	26,581
Total expenses	1,564,602
Less: Expenses waived or reimbursed	(119,144)
Net expenses	1,445,458
Net investment income	2,756,937

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	16,609,927
Net change in unrealized appreciation (depreciation) of investments	34,538,341
Net realized and unrealized gain	51,148,268
Net increase in net assets
resulting from operations	$53,905,205

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31,	October 31,
	2013	2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,756,937	$2,124,379
Net realized gain on investments	16,609,927	2,584,187
Net change in unrealized
appreciation of investments	34,538,341	11,125,981
Net increase in net assets
resulting from operations	53,905,205	15,834,547

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class:
From net investment income	(1,132,564)	(1,095,087)
From net realized gain	—	—
Institutional Class:
From net investment income	(1,157,027)	(612,691)
From net realized gain	—	—
Total dividends and
distributions to shareholders	(2,289,591)	(1,707,778)
Net decrease in net assets derived from net
change in outstanding shares - Retail Class	(16,953,940)	(8,657,832)
Net increase in net assets derived from net
change in outstanding shares - Institutional Class	44,558,395	17,337,918
Total increase in net assets from
capital share transactions	27,604,455	8,680,086
Total increase in net assets	79,220,069	22,806,855

NET ASSETS
Beginning of year	$146,145,618	$123,338,763
End of year	$225,365,687	$146,145,618
Undistributed net investment at end of year	$2,131,432	$1,665,377

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2013		October 31, 2012
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	1,505,224	$25,145,731	1,251,810	$16,743,999
Reinvested dividends	76,945	1,118,785	84,607	1,080,437
Shares redeemed (b)	(2,738,117)	(43,218,456)	(1,990,903)	(26,482,268)
Net increase	(1,155,948)	$(16,953,940)	(654,486)	$(8,657,832)
Beginning of year	5,811,997		6,466,483
End of year	4,656,049		5,811,997

	Year Ended		Year Ended
	October 31, 2013		October 31, 2012
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	4,142,937	$66,358,064	2,155,603	$28,785,781
Reinvested dividends	43,827	636,807	17,246	220,058
Shares redeemed (b)	(1,325,859)	(22,436,476)	(882,971)	(11,667,921)
Net increase	2,860,905	$44,558,395	1,289,878	$17,337,918
Beginning of year	4,522,880		3,233,002
End of year	7,383,785		4,522,880

(b)	Net of redemption fees of $178 and $356 for 2013 and $0 and $0 for 2012 for Retail Class and Institutional Class shares, respectively.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year

Retail Class
	Year Ended October 31,
	2013	2012	2011	2010	2009

Net asset value, beginning of year	$14.13	$12.71	$12.22	$11.08	$9.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.23	0.20	0.22	0.13	0.14
Net realized and unrealized
gain on investments	4.54	1.39	0.42	1.14	1.20
Total from investment operations	4.77	1.59	0.64	1.27	1.34

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.20)	(0.17)	(0.15)	(0.13)	(0.12)
Total distributions	(0.20)	(0.17)	(0.15)	(0.13)	(0.12)
Proceeds from redemption fees	— (2)	—	— (2)	— (2)	— (2)
Net asset value, end of year	$18.70	$14.13	$12.71	$12.22	$11.08
Total return	34.12%	12.64%	5.20%	11.51%	13.91%

SUPPLEMENTAL DATA:
Net assets,
end of year (000’s omitted)	$87,049	$82,119	$82,221	$107,624	$81,962
Ratios to average net assets
Expenses before fees waived	1.00%	1.09%	1.09%	1.14%	1.36%
Expenses after fees waiver	0.93%	0.93%	0.95%	0.95%	0.95%
Net investment income (loss)	1.40%	1.49%	1.33%	1.19%	1.62%
Portfolio turnover rate	37.78%	26.85%	34.33%	18.29%	44.97%

(1)	Calculated using average shares outstanding method.
(2)	Amount less than $0.01.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year

Institutional Class
	Year	Year	Period
	Ended	Ended	Ended
	October 31,	October 31,	October 31,
	2013	2012	2011(1)

Net asset value, beginning of period	$14.16	$12.72	$12.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.26	0.24	0.02
Net realized and unrealized
gain on investments	4.54	1.38	0.41
Total from investment operations	4.80	1.62	0.43

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.23)	(0.18)	—
Total distributions	(0.23)	(0.18)	—
Proceeds from redemption fees	— (5)	—	—	(5)
Net asset value, end of period	$18.73	$14.16	$12.72
Total return	34.39%	12.87%	3.50	%(4)

SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$138,317	$64,027	$41,118
Ratios to average net assets
Expenses before fees waived	0.74%	0.84%	0.80	%(3)
Expenses after fees waiver	0.68%	0.68%	0.68	%(3)
Net investment income (loss)	1.57%	1.74%	1.37	%(3)
Portfolio turnover rate	37.78%	26.85%	34.33	%(4)

(1)	Class commenced operations on September 2, 2011.
(2)	Calculated using average shares outstanding method.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount less than $0.01.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2013

NOTE 1 – ORGANIZATION

The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (The “1940 Act”) as an open-end investment management company.

The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation.  The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively.  Both classes of shares hold equal rights as to earnings and assets with Retail Class shares bearing shareholder service expenses.  Each class of shares has exclusive voting rights with respect to matters affecting that individual class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2013 (Continued)

facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of October 31, 2013, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2013.  See the Schedule of Investments for industry breakouts.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2013 (Continued)

	Level 1	Level 2	Level 3	Total
Common
Stocks^	$213,307,661	$—	$—	$213,307,661
Short-Term
Investment	10,202,935	—	—	10,202,935
	$223,510,596	$—	$—	$223,510,596

^	See Schedule of Investments for industry breakout.

There were no transfers into or out of Level 1, 2, or 3 during the year ended October 31, 2013 for the Fund.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.  The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.  In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2013 (Continued)

months ended October 31) plus undistributed amounts, if any, from prior years.  Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  As of October 31, 2013, the Becker Value Equity Fund has no post-October losses.  At October 31, 2013, Becker Value Equity Fund did not have any capital loss carryforwards.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax positions of the Fund, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2010-2013 for the Fund or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2013 (Continued)

revenues and expenses during the period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relation to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2013, the following table shows the reclassifications made:

Undistributed Net	Accumulated Net
Investment Income/(Loss)	Realized Gain	Paid In Capital
$(1,291)	$1,293	$(2)

J.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that need to be disclosed.

K.
Recent Issued Accounting Pronouncements.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2013 (Continued)

additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Becker Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund.  For the year ended October 31, 2013, the Fund incurred $1,012,201 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 0.68% and 0.93% for the Institutional Class and Retail Class shares, respectively, of each Class’s average daily net assets.  The contract’s term is indefinite.  At October 31, 2013, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $500,268.  The Advisor may recover a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
October 31, 2014	$167,478
October 31, 2015	$213,646
October 31, 2016	$119,144

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect and wholly owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2013 (Continued)

accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the year ended October 31, 2013, Becker Value Equity Fund incurred $91,393 and $52,457 in administration and accounting fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the year ended October 31, 2013, the Fund was allocated $12,493 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Shareholder Servicing Plan on behalf of the Retail Class.  Under the Shareholder Servicing Plan, the Retail class is authorized to pay the Advisor an annual shareholder servicing fee of up to 0.25% of the average daily net assets.  The Advisor uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  For the year ended October 31, 2013, the Fund incurred shareholder servicing fees of $194,009.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2013, the cost of purchases of securities, excluding short-term securities, for the Becker Value Equity Fund was $88,528,300.  The proceeds from sales of securities, excluding short-term securities, for the Fund were $66,087,573.  There were no reportable purchases or sales of U.S. Government obligations for the year ended October 31, 2013.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal years ended October 31, 2013 and 2012 were as follows:

	2013	2012
Ordinary Income	$2,289,591	$1,707,778

The cost basis of investments for federal income tax purposes at October 31, 2013 was as follows:

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2013 (Continued)

Cost of investments for tax purposes	$165,080,452
Gross tax unrealized appreciation	58,890,887
Gross tax unrealized depreciation	(460,743)
Net tax unrealized appreciation	$58,430,144

As of October 31, 2013, components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation (depreciation)	$58,430,144
Undistributed ordinary income	2,131,432
Undistributed long-term capital gains	16,361,459
Total distributable earnings	18,492,891
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$76,923,034

The Fund utilized $216,587 of its capital loss carryforward in the year ended October 31, 2013.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum amount available was $9,000,000.  Advances are not collateralized by a first lien against the Fund’s assets.  During the year ended October 31, 2013, the Becker Value Equity Fund did not utilize its line of credit facility.

NOTE 7 – TRANSACTIONS WITH AFFILIATED COMPANIES

The Becker Value Equity Fund holds shares of U.S. Bancorp, an affiliate of the Quasar Distributors, LLC, as of October 31, 2013.  The Fund purchased the shares shown below prior to August 14, 2012, when the Distributor became the Fund’s principal underwriter.  As shown below, the Fund has had no transactions with the affiliated company during the period.

	Share			Share
	Balance			Balance
	at			at		Value at
	October 31,			October 31,	Dividend	October 31,
Issuer	2012	Additions	Reductions	2013	Income	2013
U.S. Bancorp	52,500	—	—	52,500	$44,625	$1,961,400

Becker Value Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Becker Value Equity Fund and
The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, of Becker Value Equity Fund, a series of Professionally Managed Portfolios (the Trust), including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods prior to October 31, 2012 have been audited by other auditors, whose report dated December 30, 2011 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Becker Value Equity Fund as of October 31, 2013, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 27, 2013

Becker Value Equity Fund

EXPENSE EXAMPLE For the Six Months Ended October 31, 2013 (Unaudited)

As a shareholder of the Becker Value Equity Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 – October 31, 2013) for the Fund.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example.

The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is

Becker Value Equity Fund

EXPENSE EXAMPLE For the Six Months Ended October 31, 2013 (Unaudited) (Continued)

not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
Class	5/1/13	10/31/13	5/1/13 – 10/31/13*
Retail Actual	$1,000.00	$1,143.00	$5.02
Hypothetical (5% return	$1,000.00	$1,020.52	$4.74
before expenses)

Institutional Actual	$1,000.00	$1,144.20	$3.68
Hypothetical (5% return	$1,000.00	$1,021.78	$3.47
before expenses)

*
The calculations are based on expenses incurred during the most recent six-month period for Becker Value Equity Fund.  The annualized expense ratios (excluding AFFE) for the period for the Fund’s Retail Class and Institutional Class were 0.93% and 0.68%, respectively.  The dollar amounts shown as expenses paid for Becker Value Equity Fund are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

Becker Value Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
	Position	Office and	Occupation	Complex(2)	Held
Name, Age	with the	Length of	During	Overseen	During Past
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	1	Director,
(born 1943)	and	Term;	Talon Industries,		PNC Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	Inc. (business
Fund Services, LLC		May	consulting); formerly,
2020 E. Financial Way		1991.	Executive Vice
Suite 100			President and
Glendora, CA 91741			Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory and
financial publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation; The
c/o U.S. Bancorp		Since	Chief Executive		Univ. of Virginia
Fund Services, LLC		May	Officer, Rockefeller		Law School Fdn.
2020 E. Financial Way		1991.	Trust Co., (prior
Suite 100			thereto Senior Vice
Glendora, CA 91741			President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Becker Value Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
	Position	Office and	Occupation	Complex(2)	Held
Name, Age	with the	Length of	During	Overseen	During Past
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Five Years

Eric W. Falkeis(3)	Trustee	Indefinite	President and	1	None.
(born 1973)		Term;	Chief Operating
c/o U.S. Bancorp		Since	Officer, Direxion
Fund Services, LLC	September	Funds since 2013;
2020 E. Financial Way		2011.	formerly, Senior
Suite 100			Vice President,
Glendora, CA 91741			and Chief
Financial Officer
(and other positions),
U.S. Bancorp Fund
Services, LLC,
(1997-2013).

Carl A. Froebel	Trustee	Indefinite	Formerly President	1	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May	Data Services, Inc.
2020 E. Financial Way		1991.	(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers Funds;
Fund Services, LLC		May	President, Investment		Trustee,
2020 E. Financial Way		1991.	Company Administration,		Managers AMG
Suite 100			LLC (mutual fund		Funds, Aston
Glendora, CA 91741			administrator).		Funds; Advisory
Board Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

Becker Value Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
	Position	Office and	Occupation	Complex(2)	Held
Name, Age	with the	Length of	During	Overseen	During Past
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Five Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100			Services, LLC,
Glendora, CA 91741	Secretary	Indefinite	since July 2007.
Term;
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite		Not	Not
(born 1975)		Term;	Vice President,	Applicable.	Applicable.
c/o U.S. Bancorp		Since	U.S. Bancorp
Fund Services, LLC		April	Fund Services,
615 East Michigan St.		2013.	LLC, since
Milwaukee, WI 53202			April 2005.

Becker Value Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
				Portfolios	Other
		Term of	Principal	in Fund	Directorships
	Position	Office and	Occupation	Complex(2)	Held
Name, Age	with the	Length of	During	Overseen	During Past
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Five Years

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer	July	Officer, U.S.
615 East Michigan St.		2011.	Bancorp Fund
Milwaukee, WI 53202			Services, LLC
	Anti-	Indefinite	since August 2004.
	Money	Term;
	Laundering	Since
	Officer	July
2011.

	Vice	Indefinite
	President	Term;
Since
July
2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 551-3998.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.beckervaluefunds.com.

Becker Value Equity Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 551-3998.  The Fund discloses its quarter-end portfolio holdings on its website at www.beckervaluefunds.com within 60 business days after the quarter-end.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (800) 551-3998 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended October 31, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2013 was 100.00%.

Becker Value Equity Fund

PRIVACY NOTICE (Unaudited)

The Funds collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

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Investment Advisor
BECKER CAPITAL MANAGEMENT, INC.
1211 SW Fifth Avenue
Suite 2185
Portland, OR 97204

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL HASTINGS LLP
75 E. 55th Street, Floor 15
New York, NY 10022

Becker Value Equity Fund
	Ticker	CUSIP
Retail Class	BVEFX	74316J516
Institutional Class	BVEIX	74316J490

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Steven J. Paggioli and Eric W. Falkeis are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Becker Value Equity Fund
	FYE 10/31/2013	FYE 10/31/2012
Audit Fees	$19,500	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Becker Value Equity Fund
	FYE 10/31/2013	FYE 10/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Becker Value Equity Fund
Non-Audit Related Fees	FYE 10/31/2013	FYE 10/31/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Porfolios

By (Signature and Title) * /s/Elaine E. Richards
   Elaine E. Richards, President

Date  December 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Elaine E. Richards
   Elaine E. Richards, President

Date  December 31, 2013

By (Signature and Title)   /s/ Eric C. Vanandel
 Eric C. Vanandel, Treasurer

Date  January 2, 2014

* Print the name and title of each signing officer under his or her signature.